Stockholders' Deficiency - Schedule of Share Based Payment Award Stock Option Granted Assumptions (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expected dividends	0.00%	0.00%
Minimum [Member]
Risk free interest rate	2.44%	1.77%
Expected term (years)	5 years	5 years 6 months
Expected volatility	129.00%	120.00%
Maximum [Member]
Risk free interest rate	3.15%	1.88%
Expected term (years)	10 years	6 years
Expected volatility	141.00%	130.00%